NON-CONTROLLING INTERESTS - Disclosure of Detailed Information About Income Statement Non-Controlling Interest (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 16, 2025	Dec. 31, 2025	Dec. 31, 2024
Non Controlling Interests [Line Items]
Revenues		$ 1,257,157	$ 560,604
Total net income		210,975	(101,885)
Non-controlling interest		46,052	$ 0
Los Gatos Joint Venture [Member]
Non Controlling Interests [Line Items]
Revenues		489,757
Expenses		(336,249)
Total net income		$ 153,508
Non-controlling interest percentage	30.00%	30.00%
Non-controlling interest		$ 46,052